TRADE AND OTHER RECEIVABLES - Balances of counterparties who have been assessed as being credit impaired at reporting date (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	R 52.4	R 52.2
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	5.0	5.6	R 0.9
Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	47.4	46.6
Non-credit impaired | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	0.0	0.0
Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	R 5.0	R 5.6